Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
12.          INCOME TAXES

Deferred tax assets

Income Taxes

No current tax provision has been recorded for the years ended December 31, 2013 and 2012 since the Company had net operating losses for federal and state tax purposes. The related increase in the deferred tax asset was offset by the valuation allowance.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Company’s net deferred income taxes are as follows:

Deferred Tax Asset (Liability):

	2013	2012

Net tax loss carry forwards	$11,982,779	$2,358,000
Stock based compensation	2,805,860	1,549,000
Provision for warrant liability	606,800	--
Allowance for advanced commission	158,158	--
Intangible assets/goodwill	248,741	--
Deferred rent	2,691	--
Amortization of debt discount	--	21,000
Derivative liability	(735,824)	--
Property and equipment	(833,294)	(98,000)
Tax credit carry forward	379,000	255,000
	14,614,911	4,085,000
Valuation allowance	(14,614,911)	(4,085,000)
Non current deferred income tax assets	$--	$--

At December 31, 2013 and 2012, the Company had a net operating loss carry forwards for both federal and state purposes of approximately $29.2 million and $12.0 million, respectively, which may be offset against future taxable income through 2033.

The Company has determined that a valuation for the entire net deferred tax asset is required. A valuation allowance is required if, based on the weight of evidence, it is more likely than not that some or the entire portion of the deferred tax asset will not be realized. After consideration of all the evidence, both positive and negative, management has determined that a full valuation allowance is necessary to reduce the deferred tax asset to zero, the amount that will more likely not be realized. The change in the valuation allowance for the current year is $10,529,911.

Income taxes in the statements of operations

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	For the Year Ended December 31,:
	2013	2012
Federal statutory income tax rate	35.0%	35.0%
State taxes net of federal benefit	--	--
	35	35
Permanent differences	(1.71)	0.61
Change in valuation allowance on net deferred tax assets	(33.29)	(35.61)
Effective income tax rate	0.00%	0.0%